Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Current, federal	$ 2,915	$ 2,496	$ 1,610
Deferred - net, federal	3,127	3,828	2,060
Total federal income tax	6,042	6,324	3,670
Current, state and local	282	72	(102)
Deferred - net, state and local	339	671	(73)
Total state and local income tax	621	743	(175)
Current, foreign	335	320	163
Deferred - net, foreign	(519)	(382)	(39)
Total foreign income tax	(184)	(62)	124
Total	$ 6,479	$ 7,005	$ 3,619